UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2015

Date of reporting period: March 31, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	CITI MARKET PILOT
2030 FUND
March 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
SHORT-TERM INVESTMENT – 98.2%

	Shares	Value
SEI Daily Income Trust Government Fund, Cl A, 0.020% (A)* (Cost $5,038,831)	5,038,831	$5,038,831

TOTAL INVESTMENTS– 98.2% (Cost $5,038,831) †		$5,038,831

The open futures contracts held by the Fund at March 31, 2015 are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation)

MINI MSCI EAFE	42	Jun-2015	$27,617
U.S. 10-Year Treasury Note	4	Jun-2015	3,681

			$31,298

For the period ended March 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $5,131,685.

(A)	Rate shown is the 7-day effective yield as of March 31, 2015.

Cl — Class

EAFE — Europe, Australasia and Far East

MSCI — Morgan Stanley Capital International

†	The cost basis of securities for federal income tax purposes is equal to the cost basis used for financial reporting purposes.

* The Fund’s investment in the SEI Daily Income Trust Government Fund represents greater than 50% of the Fund’s total investments. The SEI Daily Income Trust Government Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. For further financial information, available upon request at no charge, on the SEI Daily Income Trust Government Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

The following is a list of the inputs used as of March 31, 2015 in valuing the Fund’s investments and other financial instruments carried at value, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Short-Term Investment	$5,038,831	$—	$—	$5,038,831

Total Investments in Securities	$5,038,831	$—	$—	$5,038,831

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts**
Unrealized Appreciation	$31,298	$—	$—	$31,298

Total Other Financial Instruments	$31,298	$—	$—	$31,298

** Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2015 there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended March 31, 2015, there were no Level 3 securities.

For more information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent annual or semi-annual financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CITI MARKET PILOT
2040 FUND
March 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
SHORT-TERM INVESTMENT – 99.0%

	Shares	Value
SEI Daily Income Trust Government Fund, Cl A, 0.020% (A)* (Cost $5,080,422)	5,080,422	$5,080,422

TOTAL INVESTMENTS– 99.0% (Cost $5,080,422) †		$5,080,422

The open futures contracts held by the Fund at March 31, 2015 are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation)

MINI MSCI EAFE	42	Jun-2015	$27,617
U.S. 10-Year Treasury Note	4	Jun-2015	3,681

			$31,298

For the period ended March 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $5,133,381.

(A)	Rate shown is the 7-day effective yield as of March 31, 2015.

CL — Class

EAFE — Europe, Australasia and Far East

MSCI — Morgan Stanley Capital International

†	The cost basis of securities for federal income tax purposes is equal to the cost basis used for financial reporting purposes.

* The Fund’s investment in the SEI Daily Income Trust Government Fund represents greater than 50% of the Fund’s total investments. The SEI Daily Income Trust Government Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. For further financial information, available upon request at no charge, on the SEI Daily Income Trust Government Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

The following is a list of the inputs used as of March 31, 2015 in valuing the Fund’s investments and other financial instruments carried at value, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Short-Term Investment	$5,080,422	$—	$—	$5,080,422

Total Investments in Securities	$5,080,422	$—	$—	$5,080,422

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts**
Unrealized Appreciation	$31,298	$—	$—	$31,298

Total Other Financial Instruments	$31,298	$—	$—	$31,298

** Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2015 there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended March 31, 2015, there were no Level 3 securities.

For more information on the Fund’s policy regarding valuation of investments, fair value hierarchy and other significant accounting policies, please refer to Note 2 of the Fund’s most recent annual or semi-annual financial statements.

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: May 29, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: May 29, 2015